UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-3493

                         American Federation of Labor -
                      Congress of Industrial Organizations
                            Housing Investment Trust
               (Exact name of registrant as specified in charter)

             1717 K Street, N.W., Suite 707, Washington, D.C. 20036
               (Address of principal executive offices) (Zip code)

                                 Kenneth G. Lore
                      Swidler Berlin Shereff Friedman, LLP
             3000 K Street, N.W., Suite 300, Washington, D.C., 20007
                     (Name and address of agent for service)

                                 (202) 331-8055
              (Registrant's telephone number, including area code)

Date of fiscal year end: December 31
Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

Schedule of Portfolio Investments

September 30, 2004 (Dollars in thousands; unaudited)

FHA Permanent Securities (4.8% of net assets)

                         Interest Rate          Maturity Dates      Face Amount   Amortized Cost        Value
==============================================================================================================
Single Family

                                 7.75%       Jul-2021-Aug-2021        $     92        $     92        $     92
                                 8.00%                Jul-2021        $    110        $    110        $    110
                                10.31%                Feb-2016        $     62        $     62        $     62
--------------------------------------------------------------------------------------------------------------
                                                                      $    264        $    264        $    264
--------------------------------------------------------------------------------------------------------------

Multifamily(1)

                                 5.25%                Mar-2024        $  5,497        $  5,537        $  5,592
                                 5.60%                Jun-2038        $  2,949        $  2,956        $  3,086
                                 5.62%                Jun-2014        $    889        $    889        $    924
                                 5.65%                Oct-2038        $  2,257        $  2,334        $  2,353
                                 5.87%                Jun-2044        $  1,998        $  1,998        $  2,139
                                 6.66%                May-2040        $  5,849        $  5,855        $  6,313
                                 6.70%                Dec-2042        $  6,093        $  6,098        $  6,740
                                 6.75%       Jul-2036-Jul-2040        $ 10,010        $  9,830        $ 10,785
                                 6.88%                Apr-2031        $ 29,460        $ 29,156        $ 32,586
                                 7.00%                Jun-2039        $  6,129        $  6,177        $  6,726
                                 7.05%                Jul-2043        $  5,391        $  5,391        $  6,087
                                 7.07%                Sep-2039        $  8,171        $  8,171        $  8,603
                                 7.13%                Mar-2040        $  8,009        $  7,988        $  9,056
                                 7.17%                Feb-2040        $  4,812        $  4,815        $  5,069
                                 7.20%       Nov-2033-Oct-2039        $ 10,286        $ 10,298        $ 11,707
                                 7.50%                Sep-2032        $  1,667        $  1,673        $  1,943
                                 7.70%                Oct-2039        $ 12,265        $ 12,215        $ 13,689
                                 7.75%                Oct-2038        $  1,414        $  1,409        $  1,553
                                 7.88%       Nov-2036-Jul-2038        $  9,202        $  9,206        $  9,859
                                 7.93%                Apr-2042        $  2,925        $  2,925        $  3,477
                                 8.25%                Nov-2036        $  3,525        $  3,529        $  3,613
                                 8.27%                Jul-2042        $  2,556        $  2,556        $  3,019
                                 8.38%                Feb-2007        $    449        $    466        $    473
                                 8.40%                Apr-2012        $    892        $    892        $    898
                                 8.75%       Jul-2036-Aug-2036        $ 11,987        $ 11,952        $ 12,555
                                 8.80%                Oct-2032        $  5,442        $  5,442        $  5,442
                                 8.88%                May-2036        $  2,433        $  2,401        $  2,486
                                 9.50%                Jul-2027        $    360        $    363        $    390
--------------------------------------------------------------------------------------------------------------
                                                                      $162,917        $162,522        $177,163
--------------------------------------------------------------------------------------------------------------

==============================================================================================================
Total FHA  Permanent Securities                                       $163,181        $162,786        $177,427
==============================================================================================================

(1) Multifamily MBS securities are valued by the fair value procedures adopted by the Trust's Board of Trustees.

Schedule of Portfolio Investments

September 30, 2004 (Dollars in Thousands; unaudited)

FHA Construction Securities and Commitments (0.2% of net assets)

           Interest Rates(1)                                      Commitment
    Permanent        Construction       Maturity Date(2)            Amount       Face Amount     Amortized Cost     Value
==========================================================================================================================
Multifamily(3)

             6.02%          6.02%          Jun-2035                  $7,243         $7,243            $7,246        $7,656
--------------------------------------------------------------------------------------------------------------------------
                                                                     $7,243         $7,243            $7,246        $7,656
--------------------------------------------------------------------------------------------------------------------------

==========================================================================================================================
Total FHA Construction Securities and Commitments                    $7,243         $7,243            $7,246        $7,656
==========================================================================================================================

(1) Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless HUD requires that such rates be charged earlier.

(2)   Permanent mortgage maturity date.

(3) Multifamily MBS securities are valued by the fair value procedure adopted by the Trust's Boad of Trustees.

Schedule of Portfolio Investments

September 30, 2004 (Dollars in thousands; unaudited)

Ginnie Mae Securities and Commitments (21.8% of net assets)

                                                               Commitment
             Interest Rate                Maturity Dates         Amount       Face Amount   Amortized Cost        Value
========================================================================================================================
Single Family
                 3.50%                  Aug-2033-Oct-2033                       $ 23,921        $ 24,138        $ 24,082

                 3.75%                           Dec-2033                       $ 23,753        $ 23,633        $ 23,756

                 4.00%                           Feb-2033                       $  9,398        $  9,475        $  9,364

                 4.50%                           Nov-2032                       $ 20,875        $ 21,104        $ 20,932

                 5.50%                  Jan-2033-Aug-2033                       $ 19,450        $ 19,697        $ 19,846

                 6.00%                  Jan-2032-Jun-2033                       $ 10,779        $ 11,197        $ 11,201

                 6.50%                  Jul-2028-Jun-2032                       $ 10,194        $ 10,577        $ 10,790

                 7.00%                  Nov-2016-Jan-2030                       $ 17,463        $ 17,941        $ 18,697

                 7.50%                  Apr-2013-Aug-2030                       $ 17,277        $ 17,764        $ 18,643

                 8.00%                  Nov-2009-Dec-2030                       $  8,891        $  9,150        $  9,654

                 8.50%                  Nov-2009-Aug-2027                       $  6,267        $  6,416        $  6,881

                 9.00%                  May-2016-Jun-2025                       $  1,554        $  1,598        $  1,725

                 9.50%                  Sep-2021-Sep-2030                       $    682        $    700        $    761

             10.00%-13.25%             July-2014-Jun-2019                       $      4        $      4        $      8

------------------------------------------------------------------------------------------------------------------------
                                                                                $170,508        $173,394        $176,340
------------------------------------------------------------------------------------------------------------------------

Multifamily(1)
                 2.91%                           Aug-2020                       $  9,815        $  9,810        $  9,573

                 3.65%                           Sep-2017                       $ 23,399        $ 23,484        $ 23,288

                 4.25%                           Feb-2031                       $  6,000        $  5,968        $  5,986

                 4.43%                           Jun-2034                       $ 64,000        $ 64,127        $ 60,927

                 4.59%                           May-2033                       $ 15,000        $ 15,000        $ 15,228

                 4.63%                           Jul-2044                       $  6,166        $  6,210        $  6,147

                 4.66%                           Dec-2030                       $  8,617        $  8,700        $  8,624

                 4.71%                           May-2025                       $ 33,294        $ 33,300        $ 33,468

                 4.78%                           Apr-2034                       $ 34,677        $ 36,394        $ 35,588

                 4.92%                           May-2034                       $ 40,000        $ 40,065        $ 39,912

                 5.01%                  Dec-2025-Jun-2032                       $ 26,100        $ 26,095        $ 26,484

                 5.05%                           Nov-2028                       $ 32,000        $ 32,131        $ 32,785

                 5.13%                           Jul-2024                       $  5,000        $  5,091        $  5,228


Schedule of Portfolio Investments

September 30, 2004 (Dollars in thousands; unaudited)

Ginnie Mae Securities and Commitments (21.8% of net assets)

                                                              Commitment
             Interest Rate              Maturity Dates          Amount          Face Amount         Amortized Cost     Value
=============================================================================================================================
                 5.18%                           May-2028                           $30,000             $29,901       $31,008

                 5.30%                           Apr-2039                           $55,008             $54,070       $56,532

                 5.32%                           Aug-2030                           $35,000             $34,850       $36,468

                 5.50%                  Jul-2033-Aug-2038                           $37,113             $38,523       $38,915

                 5.58%                           Apr-2031                           $20,000             $20,984       $20,909

                 5.68%                           Jul-2027                            $5,152              $5,344        $5,457

                 5.79%                           May-2005(2)                         $7,577              $7,655        $7,693

                 5.86%                           Oct-2023                           $10,000             $10,587       $10,780

                 5.88%                           Nov-2011                           $15,000             $15,000       $16,128

                 6.09%                           Jun-2021                            $5,000              $5,000        $5,412

                 6.11%                           Nov-2021                              $970                $970        $1,044

                 6.15%                           Jan-2044                           $18,534             $18,540       $20,280

                 6.33%                           Feb-2005(2)                        $18,104             $18,152       $18,104

                 6.34%                           Aug-2023                            $3,464              $3,464        $3,823

                 6.54%                           Dec-2004(2)                        $13,534             $13,612       $13,611

                 7.00%                           Jun-2043                           $28,895             $28,895       $32,298

                 7.88%                           Nov-2036                              $878                $878          $900

                 8.75%                           Dec-2026                            $4,101              $4,101        $4,134

-----------------------------------------------------------------------------------------------------------------------------
                                                                                   $612,398            $616,901      $626,734
-----------------------------------------------------------------------------------------------------------------------------

Forward Commitments
                 5.25%                           Oct-2038       $5,918                   --                 $30          $236

                 5.60%                           Nov-2036       $4,403                   --                  --          $309

                 7.50%                           Apr-2044      $23,300                   --                 $63          $233

-----------------------------------------------------------------------------------------------------------------------------
                                                               $33,621                   --                 $93          $778
-----------------------------------------------------------------------------------------------------------------------------

==============================================================================================================================
Total Ginnie Mae Securities and Commitments                    $33,621             $782,906            $790,388      $803,852
==============================================================================================================================

(1) Multifamily MBS securities are valued by the fair value procedures adopted by the Trust's Board of Trustees.

(2)   Date the HIT is required to sell securities to bond trustee.

Schedule of Portfolio Investments

September 30, 2004 (Dollars in thousands; unaudited)

Ginnie Mae Construction Securities and Commitments (6.3% of net assets)

                       Interest Rates(1)                                         Commitment
                 Permanent        Construction               Maturity Date(2)      Amount     Face Amount   Amortized Cost    Value
====================================================================================================================================
Multifamily(3)

                   5.10%              2.25%                      Sep-2045         $  7,230      $  7,230      $  7,243      $  7,318

                   5.20%              3.45%                      Jan-2045         $ 21,139      $ 21,139      $ 21,215      $ 22,044

                   4.88%              4.88%                      Jul-2046         $ 35,000      $ 16,133      $ 16,312      $ 16,290

                   4.95%              4.95%                      Jan-2045         $ 11,200      $  8,928      $  9,112      $  9,101

                   4.65%              5.00%                      Oct-2045(4)      $ 28,901      $ 11,430      $ 10,180      $ 11,450

                   5.18%              5.18%                      Mar-2045         $  6,000      $  5,402      $  5,430      $  5,608

                   5.19%              5.19%                      Oct-2045         $ 11,880      $  3,813      $  3,874      $  4,076

                   5.21%              5.21%                      Jan-2045         $  5,842      $  4,103      $  4,106      $  4,324

                   5.34%              5.34%                      Mar-2046         $ 11,340      $    793      $    793      $  1,004

                   5.35%              5.35%             Dec-2044-Sep-2045         $ 20,200      $ 10,010      $ 10,193      $ 10,722

                   5.55%              5.55%                      Mar-2045         $  9,279      $  4,395      $  4,398      $  4,892

                   5.71%              5.71%                      Apr-2045         $  7,530      $  6,880      $  6,882      $  7,416

                   5.75%              5.75%                      Jan-2046         $  9,659      $  1,030      $    934      $  1,556

                   6.22%              5.75%                      Aug-2033         $ 14,599      $  4,779      $  4,779      $  6,181

                   5.85%              5.85%                      Jun-2046         $  2,250      $     28      $     28      $    162

                   5.25%              5.95%                      Feb-2031         $ 42,100      $ 12,687      $ 12,585      $ 13,011

                   6.00%              6.00%             Sep-2044-May-2046         $ 29,544      $ 22,811      $ 22,428      $ 25,437

                   6.60%              6.60%                      May-2043         $ 17,793      $ 16,296      $ 15,888      $ 18,488

                   7.75%              7.25%                      Aug-2033         $ 51,779      $ 51,778      $ 51,534      $ 61,691

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  $343,265      $209,665      $207,914      $230,771
------------------------------------------------------------------------------------------------------------------------------------

Schedule of Portfolio Investments

September 30, 2004 (Dollars in thousands; unaudited)

Ginnie Mae Construction Securities and Commitments (6.3% of net assets)

                       Interest Rates(1)                                         Commitment
                 Permanent        Construction               Maturity Date(2)      Amount     Face Amount   Amortized Cost    Value
====================================================================================================================================
Forward Commitments

                   5.51%              5.51%                      Sep-2046         $ 27,590            --      $    643      $  1,510

                   5.62%              5.62%                      Nov-2046         $  8,200            --            --      $    360

                   5.75%              5.75%                      Jan-2046         $ 18,424            --      $     12      $  1,008

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  $ 54,214            --      $    655      $  2,878
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================
Total Ginnie Mae Construction Securities and Commitments                          $397,479      $209,665      $208,569      $230,771
====================================================================================================================================

(1) Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless HUD requires that such rates be charged earlier.

(2)   Permanent mortgage maturity date.

(3) Multifamily MBS securities are valued by the fair value procedures adopted by the Trust's Board of Trustees.

(4) Prior to December 20, 2005, this investment is a mortgage-backed security guaranteed by the Government National Mortgage Association ("GNMA-MBS"). From and after December 20, 2005, the investment will be a tax-exempt bond collateralized by the GNMA-MBS.

Schedule of Portfolio Investments

September 30, 2004 (Dollars in thousands; unaudited)

Fannie Mae Securities and Commitments (37.9% of net assets)

           Interest Rate     Maturity Dates        Face Amount   Amortized Cost       Value
=============================================================================================
Single Family

                3.75%                 Aug-2033       $ 19,703        $ 19,297        $ 19,655

                4.00%                 Jul-2033       $ 20,124        $ 20,287        $ 20,220

                4.30%        Feb-2033-Aug-2033       $ 21,973        $ 22,010        $ 22,198

                4.34%                 May-2033       $ 12,189        $ 12,272        $ 12,333

                4.50%        Jun-2018-May-2033       $ 35,700        $ 36,288        $ 35,904

                5.00%        Sep-2018-Oct-2034       $139,556        $139,653        $139,380

                5.50%        Jul-2017-Oct-2034       $328,069        $332,675        $333,401

                6.00%        Jan-2006-Jul-2034       $ 69,515        $ 71,237        $ 72,580

                6.50%        Nov-2016-Nov-2032       $ 27,670        $ 28,072        $ 29,127

                7.00%        Nov-2013-Jun-2032       $ 18,445        $ 18,728        $ 19,595

                7.50%        Nov-2016-Sep-2031       $  5,933        $  5,878        $  6,369

                8.00%        Jan-2007-May-2031       $  4,362        $  4,433        $  4,675

                8.50%        Nov-2009-Apr-2031       $  3,129        $  3,197        $  3,367

                9.00%        Jul-2009-May-2025       $  1,005        $  1,014        $  1,091

---------------------------------------------------------------------------------------------
                                                     $707,373        $715,041        $719,895
---------------------------------------------------------------------------------------------

Multifamily(1)

                3.81%                 Nov-2012       $  8,735        $  8,735        $  8,689

                4.10%                 Jun-2027       $  2,498        $  2,498        $  2,443

                4.55%                 Oct-2033       $  5,335        $  5,398        $  5,179

                4.66%        Jul-2021-Sep-2033       $  8,943        $  9,096        $  8,754

                4.77%                 Apr-2012       $  3,205        $  3,312        $  3,311

                4.78%                 Aug-2018       $  3,942        $  4,003        $  3,884

                4.88%                 Sep-2011       $ 23,284        $ 23,429        $ 24,162

Schedule of Portfolio Investments

September 30, 2004 (Dollars in thousands; unaudited)

Fannie Mae Securities and Commitments (37.9% of net assets)

           Interest Rate     Maturity Dates        Face Amount   Amortized Cost       Value
=============================================================================================
                4.90%                 Jul-2033        $ 5,170         $ 5,282         $ 4,997

                4.99%                 Aug-2021        $ 2,446         $ 2,420         $ 2,455

                5.14%                 Jan-2018        $ 8,041         $ 8,399         $ 8,221

                5.15%        Sep-2017-Oct-2022        $23,671         $23,801         $24,243

                5.16%                 Dec-2011        $13,736         $13,884         $14,382

                5.23%        Mar-2018-Apr-2021        $ 4,946         $ 5,122         $ 5,096

                5.24%        Dec-2012-Jul-2034        $ 5,406         $ 5,268         $ 5,508

                5.30%                 Oct-2014        $   900         $   934         $   952

                5.34%                 Apr-2012        $   310         $   323         $   329

                5.35%                 Dec-2012        $ 5,944         $ 5,967         $ 6,295

                5.43%                 May-2021        $ 3,548         $ 3,656         $ 3,723

                5.44%                 Sep-2013        $ 2,122         $ 2,159         $ 2,272

                5.45%                 May-2033        $ 3,372         $ 3,423         $ 3,419

                5.58%                 Jan-2021        $ 3,870         $ 3,929         $ 4,084

                5.60%                 Oct-2022(2)     $11,856         $11,573         $12,640

                5.63%                 Nov-2033        $19,991         $20,057         $20,648

                5.70%        Mar-2009-May-2011        $ 6,621         $ 7,083         $ 7,135

                5.77%                 Nov-2021        $16,833         $17,065         $17,794

                5.80%        Jan-2009-Jan-2033        $38,939         $39,725         $41,008

                5.84%                 Aug-2010        $ 3,901         $ 4,125         $ 4,114

                5.85%                 Oct-2008        $   969         $ 1,029         $ 1,018

                5.88%                 Nov-2027        $ 3,522         $ 3,604         $ 3,727

                5.96%                 Jan-2029        $   510         $   522         $   541

                6.06%                 Jul-2034        $10,981         $11,407         $11,759


Schedule of Portfolio Investments

September 30, 2004 (Dollars in thousands; unaudited)

Fannie Mae Securities and Commitments (37.9% of net assets)

           Interest Rate       Maturity Dates          Face Amount      Amortized Cost           Value
=========================================================================================================
                6.13%                 Dec-2016           $  3,819         $     4,224         $     4,176

                6.15%                 Oct-2032           $  3,832         $     3,951         $     4,138

                6.22%        Aug-2032-Jul-2034           $ 11,444         $    12,333         $    12,404

                6.25%                 Dec-2013           $  2,089         $     2,150         $     2,300

                6.27%                 Jan-2012           $  2,194         $     2,243         $     2,448

                6.28%                 Nov-2028           $  3,618         $     3,947         $     3,931

                6.35%                 Mar-2020(3)        $ 11,750         $    11,757         $    12,899

                6.35%        Mar-2010-Aug-2032           $ 29,272         $    30,864         $    32,072

                6.39%                 Apr-2019           $  1,067         $     1,165         $     1,184

                6.41%                 Aug-2013           $  2,038         $     2,202         $     2,193

                6.42%        Apr-2011-Aug-2013           $  7,354         $     7,993         $     7,936

                6.44%        Apr-2014-Dec-2018           $  7,052         $     7,812         $     7,938

                6.44%                 Dec-2018(4)        $ 41,703         $    41,703         $    46,926

                6.50%                 Jun-2016           $  3,244         $     3,249         $     3,641

                6.52%        Jul-2008-May-2029           $  8,523         $     9,301         $     9,347

                6.53%                 May-2030           $ 10,169         $    10,203         $    10,846

                6.63%        Jun-2018-Apr-2019           $  2,875         $     2,907         $     3,204

                6.65%                 Aug-2007           $    493         $       496         $       520

                6.70%                 Jan-2011           $  2,566         $     2,788         $     2,809

                6.74%                 Aug-2007           $  3,800         $     4,127         $     4,107

                6.79%                 Jul-2009           $  7,414         $     7,414         $     8,303

                6.80%                 Jul-2016           $  1,054         $     1,054         $     1,198

                6.85%                 Jul-2014           $ 45,975         $    45,975         $    52,974

                6.90%                 Jun-2007           $ 14,379         $    14,812         $    15,337

Schedule of Portfolio Investments

September 30, 2004 (Dollars in thousands; unaudited)

Fannie Mae Securities and Commitments (37.9% of net assets)

           Interest Rate       Maturity Dates          Face Amount      Amortized Cost           Value
=========================================================================================================
                6.94%                 Aug-2007           $  8,396         $     8,601         $     9,099

                7.01%                 Apr-2031           $  3,645         $     3,689         $     4,107

                7.07%                 Feb-2031           $ 18,423         $    18,865         $    20,779

                7.16%                 Jan-2022           $  1,225         $     1,337         $     1,289

                7.18%                 Aug-2016           $    644         $       644         $       744

                7.20%        Apr-2010-Aug-2029           $ 10,058         $     9,784         $    11,371

                7.25%        Nov-2011-Jul-2012           $  9,349         $     9,349         $     9,801

                7.30%                 May-2010           $ 22,240         $    22,980         $    24,664

                7.38%        Jun-2014-Nov-2018           $ 31,450         $    33,793         $    33,531

                7.46%                 Aug-2029           $ 10,051         $    11,548         $    11,569

                7.50%        Dec-2014-Feb-2024           $ 17,598         $    19,968         $    19,248

                7.71%                 Feb-2010           $  9,570         $     9,715         $    10,488

                7.75%        Dec-2012-Dec-2024           $  4,551         $     4,556         $     5,165

                8.00%        Nov-2019-May-2020           $  6,293         $     6,279         $     6,397

                8.13%        Sep-2012-Aug-2020           $  9,951         $     9,932         $    10,646

                8.38%                 Jan-2022           $  1,016         $     1,019         $     1,112

                8.40%                 Jul-2023           $    551         $       541         $       653

                8.50%        Sep-2006-Sep-2026           $  6,362         $     6,908         $     7,440

                8.63%                 Sep-2028           $  7,015         $     7,015         $     8,421

                9.13%                 Sep-2015           $  3,356         $     3,345         $     3,516

                9.25%                 Jun-2018           $  4,640         $     4,632         $     5,022

---------------------------------------------------------------------------------------------------------
                                                         $667,655         $   686,398         $   720,675
---------------------------------------------------------------------------------------------------------

Forward Commitments

                5.50%                  Various(5)        (45,171)            ($45,796)           ($45,792)

Schedule of Portfolio Investments

September 30, 2004 (Dollars in thousands; unaudited)

Fannie Mae Securities and Commitments (37.9% of net assets)

           Interest Rate       Maturity Dates          Face Amount      Amortized Cost           Value
=========================================================================================================

---------------------------------------------------------------------------------------------------------
                                                         (45,171)            ($45,796)           ($45,792)
---------------------------------------------------------------------------------------------------------

=========================================================================================================
Total Fannie Mae Securities and Commitments           $1,329,857          $ 1,355,643         $ 1,394,778
=========================================================================================================

(1) Multifamily MBS securities are valued by the fair value procedures adopted by the Trusts's Board of Trustees.

(2) During construction the investment is a participation in the construction loan which is secured by the a letter of credit from LaSalle Bank National Association; the permanent financing will be a Fannie Mae MBS for which the Trust has issued its commitment to purchase.

(3) During construction the investment is a participation in the construction loan which is secured by a repurchase guaranty from the Bank of America; the permanent financing will be a Fannie Mae MBS for which the Trust has issued its commitment to purchase.

(4) This security is held in a segregated account as collateral for the Trust's secured bankline of credit.

(5) Represents to be announced ("TBA") securities, securities the Trust agreed to sell for which the specific securities have not yet been identified.

Schedule of Portfolio Investments

September 30, 2004  (Dollars in thousands; unadudited)

Freddie Mac Securities (11.0% of net assets)

                   Interest Rate    Maturity Dates        Face Amount   Amortized Cost       Value
====================================================================================================
Single family

                        4.30%               Jun-2033        $  7,632        $  7,600        $  7,703
                        4.50%      Aug-2018-Feb-2019        $ 32,377        $ 32,555        $ 32,321
                        5.00%      Jan-2019-Jul-2034        $ 60,041        $ 60,777        $ 60,810
                        5.50%      Oct-2017-Sep-2034        $ 21,676        $ 22,381        $ 22,210
                        6.00%      Apr-2005-Sep-2034        $226,131        $233,489        $233,994
                        6.50%      Dec-2006-Aug-2032        $ 21,690        $ 21,972        $ 22,835
                        7.00%      Mar-2011-Mar-2030        $  6,211        $  6,180        $  6,602
                        7.50%      Jul-2010-Apr-2031        $  6,475        $  6,425        $  6,920
                        8.00%      May-2008-Feb-2030        $  3,621        $  3,625        $  3,831
                        8.50%      Jun-2010-Jan-2025        $  2,722        $  2,749        $  2,913
                        9.00%      Sep-2010-Mar-2025        $    657        $    670        $    709
----------------------------------------------------------------------------------------------------
                                                            $389,233        $398,423        $400,848
----------------------------------------------------------------------------------------------------

Multifamily(1)

                        8.00%               Feb-2009        $  4,549        $  4,554        $  4,549
----------------------------------------------------------------------------------------------------
                                                            $  4,549        $  4,554        $  4,584
----------------------------------------------------------------------------------------------------

====================================================================================================
Total Freddie Mac Securities                                $393,782        $402,977        $405,432
====================================================================================================

(1) Multifamily MBS securities are valued by the fair value procedures adopted by the Trust's Board of Trustees.

Schedule of Portfolio Investments

September 30, 2004 (Dollars in thousands; unaudited)

Government Sponsored Entities Notes (6.0%of net assets)

Issuer                      Interest Rate     Maturity Date    Face Amount    Amortized Cost       Value
=========================================================================================================
Freddie Mac                      1.88%           Feb-2006        $ 25,000        $ 24,828        $ 24,773
Fannie Mae                       2.25%           May-2006        $ 15,045        $ 15,161        $ 14,952
Fannie Mae                       2.50%           Jun-2006        $ 40,000        $ 39,727        $ 39,873
Fannie Mae                       3.00%           Aug-2007        $ 25,000        $ 24,898        $ 24,894
Fannie Mae                       3.13%           Jul-2006        $ 40,000        $ 40,486        $ 40,263
Fannie Mae                       3.25%           Aug-2008        $ 20,000        $ 19,935        $ 19,852
Fannie Mae                       4.63%           Oct-2014        $ 15,000        $ 15,059        $ 14,968
Freddie Mac                      5.00%           Jul-2014        $ 20,000        $ 20,471        $ 20,613
Fannie Mae                       5.50%           Jul-2012        $ 20,000        $ 20,383        $ 20,342
---------------------------------------------------------------------------------------------------------
                                                                 $220,045        $220,948        $220,530
---------------------------------------------------------------------------------------------------------

=========================================================================================================
Total Government Sponsored Entities Notes                        $220,045        $220,948        $220,530
=========================================================================================================

Schedule of Portfolio Investments

September 30, 2004 (Dollars in thousands; unaudited)

United States Treasury Notes (8.2% of net assets)

        Interest Rate            Maturity Dates       Face Amount    Amortized Cost       Value
================================================================================================
            1.63%              Mar-2005-Oct-2005        $ 85,000        $ 84,976        $ 84,612

            1.88%              Dec-2005-Jan-2006        $ 60,000        $ 60,186        $ 59,669

            2.00%                       May-2006        $ 15,000        $ 14,935        $ 14,899

            2.25%              Apr-2006-Feb-2007        $ 40,000        $ 40,148        $ 39,732

            2.63%                       Mar-2009        $ 15,000        $ 14,681        $ 14,606

            2.75%                       Aug-2007        $ 20,000        $ 19,984        $ 19,947

            3.13%              Sep-2008-Apr-2009        $ 25,000        $ 25,250        $ 24,925

            3.25%                       Aug-2007        $ 21,100        $ 21,400        $ 21,337

            3.50%                       Nov-2006        $  2,085        $  2,157        $  2,122

            4.75%                       May-2014        $ 20,000        $ 20,775        $ 20,997

================================================================================================
Total United States Treasury Notes                      $303,185        $304,492        $302,846
================================================================================================

Schedule of Portfolio Investments

September 30, 2004  (Dollars in thousands; unaudited)

State Housing Finance Agency Securities (0.2% of net assets)

Issuer                                Interest Rate        Maturity Date     Face Amount      Amortized Cost    Value
======================================================================================================================
Multifamily(1)

MA Housing Finance Agency                  8.00%              Jan-2026          $4,510             $4,505       $4,649

MA Housing Finance Agency                  8.63%              Jan-2013          $  370             $  375       $  411

MA Housing Finance Agency                  9.00%              Jan-2025          $  940             $  940       $  967

=======================================================================================================================
Total State Housing Finance Agency Securities                                   $5,820             $5,820       $6,027
=======================================================================================================================

(1) Multifamily MBS securities are valued by the fair value procedures adopted by the Board.

Schedule of Portfolio Investments

September 30, 2004 (Dollars In thousands; unaudited)

Other Multifamily Investments and Commitments (0.3% of net assets)(1)

           Interest Rates                                     Commitment
   Permanent    Construction(2)     Maturity Dates(3)           Amount          Face Amount     Amortized Cost         Value
==============================================================================================================================
Multifamily Construction/Permanent Mortgages

       7.63%         N/A                     Jan-2011         $      813        $      559        $      559        $      595

       8.13%         N/A                     Aug-2005         $    1,016        $      155        $      150        $      155

       8.63%         N/A                     Jun-2025                 --        $    1,325        $    1,325        $    1,325

       9.50%         N/A            Aug-2012-Apr-2024                 --        $    1,954        $    1,954        $    1,954

------------------------------------------------------------------------------------------------------------------------------
                                                              $    1,829        $    3,993        $    3,988        $    4,029
------------------------------------------------------------------------------------------------------------------------------

Privately Insured Construction/Permanent Mortgages

       5.95%        5.95%                    Mar-2044(4)      $    4,400        $    4,392        $    4,410        $    4,471

       6.15%        6.15%                    Feb-2045(4)      $    1,600        $    1,600        $    1,605        $    1,683

------------------------------------------------------------------------------------------------------------------------------
                                                              $    6,000        $    5,992        $    6,015        $    6,154
------------------------------------------------------------------------------------------------------------------------------

==============================================================================================================================
Total Other Multi family Investments and Commitments          $    7,829        $    9,985        $   10,003        $   10,183
==============================================================================================================================

==============================================================================================================================
Total Long-Term Investments                                                     $3,425,669        $3,468,872        $3,562,380
==============================================================================================================================

(1) Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless HUD requires that such rates be charged earlier.

(2) Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless HUD requires charged earlier.

(3)   Permanent mortgage maturity date.

(4)   Loan insured by Ambac Assurance Corporation.

Schedule of Portfolio Investments

September 30, 2004 (Dollars in thousands;unaudited)

Short-term Investments (1.6% of net assets)

Description                    Maturity Date   Interest Rate     Face Amount      Amortized Cost         Value
================================================================================================================
Repurchase Agreement
Amalgamated Bank(1)            October 2004        1.65%          $    2,000        $    2,000        $    2,000

----------------------------------------------------------------------------------------------------------------
                                                                  $    2,000        $    2,000        $    2,000
----------------------------------------------------------------------------------------------------------------

Commercial Paper
Discount Paper                  Various(2)       Various(3)       $   56,175        $   56,175        $   56,175

----------------------------------------------------------------------------------------------------------------
                                                                  $   56,175        $   56,175        $   56,175
----------------------------------------------------------------------------------------------------------------

Certificate of Deposit
Shore Bank - Pacific          October 2004        1.76%           $      100        $      100        $      100

----------------------------------------------------------------------------------------------------------------
                                                                  $      100        $      100        $      100
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Total Short-term Investments                                      $   58,275        $   58,275        $   58,275
================================================================================================================

================================================================================================================
Total Investments                                                 $3,483,944        $3,527,147        $3,620,655
================================================================================================================

(1) This instrument was purchased in September 2004. The Trust will receive $2,002,712 upon maturity. The underlying collateral of the repurchase agreement is a Ginnie Mae security with a market value of $2,082,943

(2) The Trust holds commercial paper with varying maturity dates as part of its short-term cash management strategy. At September 30, 2004, the maturity dates ranged from October 1, 2004 - October 8, 2004

(3) The Trust's commercial paper holdings are discount paper with no stated interest rates; yields on the investments ranged between 1.70% and 1.88% as of September 30, 2004

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited
As of September 30, 2004 (Dollars in thousands)

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1. Summary of Significant Accounting Policies For Schedule of Portfolio Investments

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (the Trust) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940 as a no-load, open-end investment company. The Trust has obtained certain exemptions from the requirements of the Investment Company Act of 1940 that are described in the Trust's Statement of Additional Information and Prospectus.

Participation in the Trust is limited to eligible labor organizations and pension, welfare and retirement plans that have beneficiaries who are represented by labor organizations.

Investment Valuation

Net asset value per share (NAV calculation) is calculated as of the close of business of the major bond markets in New York City on the last business day of the month.

Portfolio securities for which market quotations are readily available (single family mortgage-backed securities investments, U.S. Agency debt and U.S. Treasury securities) are valued by an independent pricing service, using published prices, market quotes and dealer bids.

Portfolio investments for which market quotations are not readily available (multifamily mortgage-backed securities investments, mortgage securities and construction mortgage securities) are valued at their fair value determined in good faith under consistently applied procedures adopted by the Board of Trustees using dealer bids and discounted cash flow models. The respective cash flow models use market-based discounts and prepayment rates developed for each investment category. The market-based discount rate is composed of a risk-free yield (i.e., a U.S. Treasury Note) adjusted for an appropriate risk premium. The risk premium reflects actual premiums in the market place over the yield on U.S. Treasury securities of comparable risk and maturity to the security being valued as adjusted for other market considerations. On investments for which the Trust finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or un-funded, of the commitment. The Trust has retained an independent firm to determine the fair market value of such securities. In accordance with the procedures adopted by the Board, the monthly third-party valuation is reviewed by the Trust staff to determine whether valuation adjustments are appropriate based on any material impairments in value arising from specific facts and circumstances of the investment (e.g., mortgage defaults). All such adjustments must be reviewed and approved by the independent valuation firm prior to incorporation in the NAV.

Short-term investments with remaining maturities of sixty days or less are valued on the basis of amortized cost, which constitutes fair value. Cash and cash equivalents include overnight money market funds which are also carried at cost.

Federal Income Taxes

The Trust's cost for Federal tax purposes approximates book cost. As of September 30, 2004, the amortized cost of investments for federal income tax purposes was $3,527,149. Net unrealized gain aggregated $6,083 as of September 30, 2004, of which $37,288 related to appreciated investments and $31,205 related to depreciated investments.

Item 2. Controls and Procedures.

      (a) The Trust's Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)), are effective to ensure that material information relating to the Trust is made known to them by appropriate persons, based on their evaluation of such controls and procedures within 90 days of the filing of this report.

      (b) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Trust's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST


By: /s/ Stephen Coyle
    ------------------------------------
    Name: Stephen Coyle
    Title: Chief Executive Officer

Date: November 29, 2004
      ----------------------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.


/s/ Stephen Coyle
----------------------------------------
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)
Date: November 29, 2004
      ----------------------------------


/s/ Erica Khatchadourian
----------------------------------------
Erica Khatchadourian
Chief Financial Officer
(PrincipalFinancial Officer)
Date: November 29, 2004
      ----------------------------------